COMMITMENTS (Tables)	9 Months Ended
Sep. 30, 2014
COMMITMENTS [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease payments are as follows:
For the years ended December 31,	USD
2014	267,660
2015	1,070,639
2016	1,070,639
Total	$2,408,938